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PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 25.1%
	AEROSPACE & DEFENSE - 0.7%
700	Boeing Company(a)	$132,300
500	Lockheed Martin Corporation, Class B	228,930
		361,230
	APPAREL & TEXTILE PRODUCTS - 1.3%
2,131	NIKE, Inc., Class B	137,727
12,143	On Holding A.G.(a)	534,171
		671,898
	AUTOMOTIVE - 1.2%
6,064	General Motors Company(d),(e)	445,825
446	Tesla, Inc.(a),(d),(e)	191,856
		637,681
	BANKING - 1.7%
5,038	Bank of America Corporation(d),(e)	270,289
3,300	Citigroup, Inc.(d),(e)	341,880
400	JPMorgan Chase & Company(d),(e)	125,232
3,806	US Bancorp(d),(e)	186,684
		924,085
	BEVERAGES - 0.3%
2,402	Coca-Cola Company(d),(e)	175,634

	BIOTECH & PHARMA - 1.9%
2,645	Merck & Company, Inc.(d),(e)	277,275
4,642	Novo Nordisk A/S - ADR	229,083
12,307	Pfizer, Inc.(d),(e)	316,782
1,401	Zoetis, Inc.	179,580
		1,002,720
	CABLE & SATELLITE - 0.1%
2,319	Sirius XM Holdings, Inc.	49,302

	E-COMMERCE DISCRETIONARY - 0.9%
1,500	Alibaba Group Holding Ltd. - ADR(d),(e)	235,950
935	Amazon.com, Inc.(a),(d),(e)	218,061
		454,011
1

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 25.1% (Continued)
	ENTERTAINMENT CONTENT - 0.0%(b)
65	Electronic Arts, Inc.	$13,132

	FOOD - 0.3%
7,174	Kraft Heinz Company	183,009

	HEALTH CARE FACILITIES & SERVICES - 1.6%
500	CVS Health Corporation(d),(e)	40,180
1,639	Tenet Healthcare Corporation(a),(d),(e)	355,401
1,299	UnitedHealth Group, Inc.	428,371
		823,952
	INTERNET MEDIA & SERVICES - 2.5%
1,773	Alphabet, Inc., Class C(d),(e)	567,573
1,000	Meta Platforms, Inc., Class A(d),(e)	647,950
1,000	Netflix, Inc.(a),(d),(e)	107,580
		1,323,103
	LEISURE FACILITIES & SERVICES - 0.9%
542	Domino's Pizza, Inc.(d),(e)	227,439
735	McDonald's Corporation(d),(e)	229,188
		456,627
	MEDICAL EQUIPMENT & DEVICES - 0.4%
1,860	Abbott Laboratories	239,754

	OIL & GAS PRODUCERS - 0.9%
1,577	Chevron Corporation	238,332
500	Exxon Mobil Corporation	57,960
4,332	Occidental Petroleum Corporation	181,944
		478,236
	OIL & GAS SERVICES & EQUIPMENT - 0.4%
5,597	SLB Ltd.	202,835

	RETAIL - CONSUMER STAPLES - 0.3%
1,438	Target Corporation	130,311
200	Walmart, Inc (d),(e)	22,102
		152,413
2

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 25.1% (Continued)
	RETAIL - DISCRETIONARY - 0.5%
600	Lululemon Athletica, Inc.(a)	$110,508
261	Ulta Beauty, Inc.(a),(d),(e)	140,635
		251,143
	SEMICONDUCTORS - 3.9%
3,000	Advanced Micro Devices, Inc.(a), (d),(e)	652,590
4,500	Intel Corporation(a),(d),(e)	182,520
2,600	Micron Technology, Inc (d),(e)	614,848
3,300	NVIDIA Corporation(d),(e)	584,100
		2,034,058
	SOFTWARE - 3.1%
1,006	Adobe, Inc.(a)	322,051
904	Fortinet, Inc.(a)	73,342
8,402	Gen Digital, Inc.(d),(e)	221,561
749	Microsoft Corporation(d),(e)	368,515
500	Oracle Corporation	100,975
1,300	Palantir Technologies, Inc., Class A(a),(d),(e)	218,985
1,456	Salesforce, Inc.(d),(e)	335,666
		1,641,095
	TECHNOLOGY HARDWARE - 0.5%
1,000	Apple, Inc.(d),(e)	278,850

	TELECOMMUNICATIONS - 0.6%
5,872	AT&T, Inc.(d),(e)	152,789
4,098	Verizon Communications, Inc.	168,469
		321,258
	TRANSPORTATION & LOGISTICS - 1.1%
2,815	Delta Air Lines, Inc. (d),(e)	180,442
1,018	United Airlines Holdings, Inc.(a),(e)	103,795
3,117	United Parcel Service, Inc., Class B	298,577
		582,814

	TOTAL COMMON STOCKS (Cost $11,357,263)	13,258,840

3

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 77.7%
	EQUITY - 73.1%
1,138	SPDR S&P 500 ETF(d),(e)	$777,698
28,886	State Street Communication Services Select Sector ETF(d)(e)	3,333,156
9,247	State Street Consumer Discretionary Select Sector ETF(d),(e)	2,186,546
35,232	State Street Consumer Staples Select Sector SPDR ETF(d),(e)	2,796,364
13,906	State Street Energy Select Sector SPDR ETF(d),(e)	1,257,798
98,104	State Street Financial Select Sector SPDR ETF(d),(e)	5,231,886
26,171	State Street Health Care Select Sector SPDR ETF(d),(e)	4,125,858
16,295	State Street Industrial Select Sector SPDR ETF(d),(e)	2,504,379
10,107	State Street Materials Select Sector SPDR ETF(d),(e)	903,566
24,570	State Street Real Estate Select Sector SPDR ETF(d),(e)	1,023,832
1,600	State Street SPDR S&P Biotech ETF(d),(e)	197,056
20,241	State Street Technology Select Sector SPDR ETF(d),(e)	5,793,379
17,380	State Street Utilities Select Sector SPDR ETF(d)(e)	1,575,149
1,000	VanEck Semiconductor ETF(a),(d),(e)	352,280
520	Vanguard Industrials ETF(d),(e)	154,414
8,000	Vanguard Information Technology ETF(d),(e)	6,017,599
600	Vanguard S&P 500 ETF(d),(e)	377,046
		38,608,006
	FIXED INCOME - 4.6%
12,522	iShares Treasury Floating Rate Bond ETF	633,613
6,910	State Street SPDR Bloomberg 1-3 Month T-Bill ETF	633,785
8,789	Vanguard Long-Term Treasury ETF	504,489
12,561	WisdomTree Floating Rate Treasury Fund	631,567
		2,403,454

	TOTAL EXCHANGE-TRADED FUNDS (Cost $37,249,988)	41,011,460

	TOTAL INVESTMENTS - 102.8% (Cost $48,607,251)	$54,270,300
	CALL OPTIONS WRITTEN - (4.7)% (Premiums received - $2,064,576)	(2,480,322)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.9%	992,166
	NET ASSETS - 100.0%	$52,782,144

4

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Contracts(c)
	WRITTEN EQUITY OPTIONS(a) - (4.7)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (4.7)%
5	Advanced Micro Devices, Inc.	12/19/2025	$140	$108,765	$38,485
5	Advanced Micro Devices, Inc.	01/16/2026	120	108,765	49,000
5	Advanced Micro Devices, Inc.	01/16/2026	250	108,765	3,015
10	Advanced Micro Devices, Inc.	02/20/2026	145	217,530	76,000
5	Alibaba Group Holding Ltd.	12/12/2025	140	78,650	9,113
5	Alibaba Group Holding Ltd.	12/19/2025	145	78,650	7,075
5	Alibaba Group Holding Ltd.	12/19/2025	190	78,650	160
10	Alphabet, Inc.	12/05/2025	300	320,120	20,900
5	Alphabet, Inc.	01/16/2026	190	160,060	65,000
4	Amazon.com, Inc.	12/19/2025	205	93,288	11,320
3	Amazon.com, Inc.	01/16/2026	230	69,966	3,780
5	Apple, Inc.	11/28/2025	215	139,425	31,025
5	Apple, Inc.	12/19/2025	215	139,425	32,215
10	AT&T, Inc.	12/19/2025	26	26,020	510
5	Bank of America Corporation	12/19/2025	49	26,825	2,325
5	Bank of America Corporation	01/16/2026	53	26,825	1,305
7	Citigroup, Inc.	12/19/2025	88	72,520	11,620
5	Citigroup, Inc.	12/19/2025	98	51,800	3,675
10	Coca-Cola Company (The)	02/20/2026	73	73,120	2,540
10	Communication Services Select Sector SPDR Fund	12/05/2025	113	115,390	2,500
10	Communication Services Select Sector SPDR Fund	12/12/2025	113	115,390	2,950
10	Communication Services Select Sector SPDR Fund	12/19/2025	103	115,390	12,200
10	Communication Services Select Sector SPDR Fund	12/19/2025	106	115,390	9,350
25	Communication Services Select Sector SPDR Fund	12/19/2025	108	288,475	19,375
30	Communication Services Select Sector SPDR Fund	12/19/2025	109	346,170	20,280
5	Communication Services Select Sector SPDR Fund	01/16/2026	100	57,695	7,580
10	Communication Services Select Sector SPDR Fund	01/16/2026	105	115,390	11,100
10	Consumer Discretionary Select Sector SPDR Fund	12/05/2025	230	236,460	6,730
5	Consumer Discretionary Select Sector SPDR Fund	12/19/2025	210	118,230	13,265
5	Consumer Discretionary Select Sector SPDR Fund	12/19/2025	215	118,230	10,750
10	Consumer Discretionary Select Sector SPDR Fund	01/16/2026	210	236,460	27,970
10	Consumer Discretionary Select Sector SPDR Fund	01/16/2026	215	236,460	23,250
10	Consumer Staples Select Sector SPDR Fund	12/19/2025	84	79,370	30
5	CVS Health Corporation	01/16/2026	85	40,180	780
2	Delta Air Lines, Inc.	12/19/2025	53	12,820	2,504
10	Delta Air Lines, Inc.	12/19/2025	65	64,100	2,450
3	Domino's Pizza, Inc.	12/19/2025	460	125,889	186
20	Energy Select Sector SPDR Fund	12/05/2025	89	180,900	3,760
25	Energy Select Sector SPDR Fund	12/05/2025	93	226,125	400
25	Financial Select Sector SPDR Fund	11/28/2025	51	133,325	6,250
25	Financial Select Sector SPDR Fund	11/28/2025	52	133,325	3,250
25	Financial Select Sector SPDR Fund	11/28/2025	53	133,325	2,275
50	Financial Select Sector SPDR Fund	12/05/2025	51	266,650	12,225
25	Financial Select Sector SPDR Fund	12/05/2025	52	133,325	3,750
25	Financial Select Sector SPDR Fund	12/12/2025	52	133,325	4,213
50	Financial Select Sector SPDR Fund	12/19/2025	51	266,650	14,400
25	Financial Select Sector SPDR Fund	12/19/2025	52	133,325	4,525
25	Financial Select Sector SPDR Fund	12/19/2025	53	133,325	2,650
5

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Contracts(c) (continued)
	WRITTEN EQUITY OPTIONS(a) - (4.7)% (Continued)	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (4.7)% (Continued)
25	Financial Select Sector SPDR Fund	01/16/2026	$51	$133,325	$7,400
25	Financial Select Sector SPDR Fund	01/16/2026	52	133,325	5,475
25	Financial Select Sector SPDR Fund	01/16/2026	53	133,325	3,575
50	Financial Select Sector SPDR Fund	01/16/2026	54	266,650	4,500
25	Financial Select Sector SPDR Fund	02/20/2026	54	133,325	3,550
15	Gen Digital, Inc.	12/19/2025	31	39,555	113
10	General Motors Company	11/28/2025	55	73,520	18,570
10	General Motors Company	12/19/2025	53	73,520	20,875
10	General Motors Company	12/19/2025	58	73,520	15,825
20	General Motors Company	01/09/2026	70	147,040	10,100
10	General Motors Company	01/16/2026	55	73,520	19,090
10	Health Care Select Sector SPDR Fund	11/28/2025	139	157,650	19,500
10	Health Care Select Sector SPDR Fund	12/19/2025	142	157,650	16,225
20	Health Care Select Sector SPDR Fund	12/19/2025	146	315,300	24,000
20	Health Care Select Sector SPDR Fund	12/19/2025	150	315,300	16,960
10	Health Care Select Sector SPDR Fund	12/19/2025	155	157,650	4,180
10	Health Care Select Sector SPDR Fund	01/02/2026	154	157,650	5,275
15	Health Care Select Sector SPDR Fund	01/16/2026	141	236,475	25,463
10	Health Care Select Sector SPDR Fund	01/16/2026	146	157,650	13,260
20	Health Care Select Sector SPDR Fund	01/16/2026	150	315,300	18,000
10	Health Care Select Sector SPDR Fund	02/20/2026	148	157,650	12,200
10	Industrial Select Sector SPDR Fund	12/05/2025	150	153,690	4,000
10	Industrial Select Sector SPDR Fund	12/12/2025	153	153,690	2,650
8	Industrial Select Sector SPDR Fund	12/19/2025	140	122,952	11,440
10	Industrial Select Sector SPDR Fund	12/19/2025	149	153,690	5,870
10	Industrial Select Sector SPDR Fund	12/19/2025	157	153,690	750
25	Industrial Select Sector SPDR Fund	12/19/2025	158	384,225	1,600
7	Industrial Select Sector SPDR Fund	01/16/2026	141	107,583	9,083
10	Intel Corporation	12/19/2025	35	40,560	6,050
10	Intel Corporation	12/19/2025	40	40,560	2,550
5	Intel Corporation	01/16/2026	45	20,280	950
20	Intel Corporation	02/20/2026	31	81,120	21,000
4	JPMorgan Chase & Company	12/19/2025	265	125,232	19,580
7	Materials Select Sector SPDR Fund	12/19/2025	89	62,580	1,351
10	Materials Select Sector SPDR Fund	12/19/2025	94	89,400	160
4	McDonald's Corporation	12/19/2025	305	124,728	3,212
10	Merck & Company, Inc.	02/20/2026	105	104,830	5,550
2	Meta Platforms, Inc.	01/16/2026	750	129,590	830
6	Micron Technology, Inc.	12/19/2025	110	141,888	75,930
3	Micron Technology, Inc.	01/16/2026	210	70,944	11,547
5	Micron Technology, Inc.	01/16/2026	220	118,240	15,875
7	Micron Technology, Inc.	02/20/2026	120	165,536	82,810
2	Microsoft Corporation	12/19/2025	470	98,402	5,206
10	Netflix, Inc.	12/19/2025	112	107,580	1,420
5	NVIDIA Corporation	12/05/2025	168	88,500	5,250
5	NVIDIA Corporation	12/05/2025	170	88,500	4,260
5	NVIDIA Corporation	12/12/2025	160	88,500	9,030
6

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Contracts(c) (continued)
	WRITTEN EQUITY OPTIONS(a) - (4.7)% (Continued)	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (4.7)% (Continued)
5	NVIDIA Corporation	12/19/2025	$150	$88,500	$13,900
2	NVIDIA Corporation	12/19/2025	170	35,400	2,264
5	NVIDIA Corporation	01/16/2026	140	88,500	19,650
3	Palantir Technologies, Inc.	12/19/2025	130	50,535	11,490
2	Palantir Technologies, Inc.	01/16/2026	130	33,690	8,064
6	Palantir Technologies, Inc.	02/20/2026	125	101,070	28,416
15	Pfizer, Inc.	12/19/2025	25	38,610	1,605
20	Real Estate Select Sector SPDR Fund	01/16/2026	42	83,340	1,500
6	Salesforce, Inc.	12/19/2025	270	138,324	738
6	SPDR S&P 500 ETF Trust	12/19/2025	653	410,034	20,028
5	SPDR S&P Biotech ETF	01/16/2026	89	61,580	17,050
7	SPDR S&P Biotech ETF	01/16/2026	95	86,212	19,425
4	SPDR S&P Biotech ETF	01/16/2026	111	49,264	5,590
10	Technology Select Sector SPDR Fund	11/28/2025	303	286,220	10
7	Technology Select Sector SPDR Fund	12/05/2025	260	200,354	17,283
10	Technology Select Sector SPDR Fund	12/05/2025	298	286,220	160
15	Technology Select Sector SPDR Fund	12/19/2025	220	429,330	100,012
10	Technology Select Sector SPDR Fund	12/19/2025	230	286,220	55,450
20	Technology Select Sector SPDR Fund	12/19/2025	240	572,440	92,599
10	Technology Select Sector SPDR Fund	12/19/2025	295	286,220	2,580
5	Technology Select Sector SPDR Fund	01/16/2026	225	143,110	30,745
10	Technology Select Sector SPDR Fund	01/16/2026	260	286,220	29,120
5	Tenet Healthcare Corporation	01/16/2026	210	108,420	7,300
8	Tenet Healthcare Corporation	02/20/2026	160	173,472	47,720
2	Tesla, Inc.	12/19/2025	280	86,034	29,946
2	Tesla, Inc.	12/19/2025	290	86,034	28,238
2	Ulta Beauty, Inc.	01/16/2026	450	107,766	19,590
5	United Airlines Holdings, Inc.	12/19/2025	85	50,980	9,138
10	US Bancorp	12/19/2025	45	49,050	4,300
10	Utilities Select Sector SPDR Fund	12/19/2025	85	90,630	5,860
10	Utilities Select Sector SPDR Fund	12/19/2025	88	90,630	3,330
25	Utilities Select Sector SPDR Fund	12/19/2025	90	226,575	4,625
25	Utilities Select Sector SPDR Fund	01/16/2026	85	226,575	15,250
25	Utilities Select Sector SPDR Fund	01/16/2026	90	226,575	5,450
5	VanEck Semiconductor ETF	12/19/2025	240	176,140	56,513
5	VanEck Semiconductor ETF	01/16/2026	240	176,140	56,663
5	Vanguard Industrials ETF	12/19/2025	295	148,475	2,500
5	Vanguard Information Technology ETF	12/19/2025	605	376,100	74,200
5	Vanguard Information Technology ETF	12/19/2025	715	376,100	21,750
5	Vanguard Information Technology ETF	12/19/2025	735	376,100	14,125
10	Vanguard Information Technology ETF	01/16/2026	615	752,200	142,149
5	Vanguard Information Technology ETF	01/16/2026	650	376,100	54,425
10	Vanguard Information Technology ETF	02/20/2026	620	752,200	142,699
5	Vanguard Information Technology ETF	03/20/2026	630	376,100	68,975
6	Vanguard S&P 500 ETF	12/05/2025	605	377,046	13,740
2	Walmart, Inc.	12/05/2025	100	22,102	2,056
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $2,064,576)				2,480,322
7

PEAKSHARES SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Contracts(c) (continued)
	WRITTEN EQUITY OPTIONS(a) - (4.7)% (Continued)	Fair Value
	CALL OPTIONS WRITTEN- (4.7)% (Continued)

	TOTAL EQUITY OPTIONS WRITTEN (Premiums received - $2,064,576)	$2,480,322

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
ETF	- Exchange-Traded Fund
LTD	- Limited Company
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c) (d) (e)

Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

Security is subject to written call options.

All or portion of the security is pledged as collateral for written options.

8